Schedule of Investments
September 30, 2022 (unaudited)
Manor Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.95%

Cable & Other Pay Television Services - 1.96%
Charter Communications, Inc. Class A (2)	775	235,096

Crude Petroleum & Natural Gas - 6.78%
EOG Resources, Inc.	3,357	375,078
Occidental Petroleum Corp.	7,103	436,479

		811,557

Electronic Computers - 11.69%
Apple, Inc.	10,107	1,396,787

Fire, Marine & Casualty Insurance - 2.69%
Chubb Ltd. (Switzerland)	1,768	321,564

Hospital & Medical Service Plans - 5.26%
Unitedhealth Group, Inc.	1,244	628,270

Industrial Instruments For Measurement, Display & Control - 1.71%
MKS Instruments, Inc.	2,475	204,534

Measuring & Controlling Devices - 4.19%
Thermo Fisher Scientific, Inc.	988	501,104

Pharmaceutical Preparations - 12.88%
AbbVie, Inc.	2,616	351,093
Bristol-Myers Squibb Co.	4,802	341,374
Eli Lilly & Co.	1,394	450,750
Regeneron Pharmaceuticals, Inc. (2)	575	396,100

		1,539,317

Radio & TV Broadcasting & Communications Equipment - 3.23%
Qualcomm, Inc.	3,413	385,601

Retail-Building Materials, Hardware, Garden Supply - 3.53%
The Sherwin-Williams Co.	2,058	421,376

Retail-Catalog & Mail-Order Houses - 5.12%
Amazon.com, Inc. (2)	5,420	612,460

Retail-Drug Stores & Proprietary Stores - 4.25%
CVS Health Corp.	5,326	507,941

Retail-Variety Stores - 2.86%
Dollar Tree, Inc. (2)	2,510	341,611

Semiconductors & Related Devices - 3.75%
On Semiconductor Corp. (2)	7,181	447,592

Services-Business Services, NEC - 6.73%
Akamai Technologies, Inc. (2)	3,613	290,196
Fidelity National Information Services, Inc.	3,004	227,012
MasterCard, Inc. Class A	1,010	287,183

		804,391

Services-Computer Programming, Data Processing, Etc. - 5.75%
Alphabet, Inc. Class A (2)	3,580	342,427
Alphabet, Inc. Class C (2)	3,580	344,217

		686,644

Services-Equipment Rental & Leasing - 3.71%
United Rentals, Inc. (2)	1,640	442,997

Services-Prepackaged Software - 7.58%
Microsoft Corp.	2,456	572,002
PTC, Inc. (2)	3,191	333,779

		905,781

Trucking (No Local) - 2.81%
Landstar System, Inc.	2,326	335,805

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.47%
LKQ Corp.	6,255	294,923

Total Common Stock	(Cost $ 5,577,488)	11,825,351

Money Market Registered Investment Companies - 1.20%

First American Government Obligation Fund Class Z 2.7353% (3)	143,718	143,718

Total Money Market Registered Investment Companies	(Cost $ 143,718)	143,718

Total Investments - 100.15%	(Cost $ 5,721,206)	11,969,069

Liabilities in Excess of Other Assets - -.15%		(17,817)

Total Net Assets - 100.00%		11,951,252

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2022 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$11,969,069	$-
Level 2 - Other Significant Observable Inputs		-
Level 3 - Significant Unobservable Inputs	-	-
Total	$11,969,069	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2022.